TAXES (Details - Provision for taxes) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Current income tax – Canada	$ 312,767	$ 1,003,126
Deferred income tax – Canada	0	0
Total income tax expense	$ 312,767	$ 1,003,126